Vanguard® Ultra-Short-Term Bond Fund
Schedule of Investments (unaudited)
As of October 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (3.8%)
U.S. Government Securities (3.8%)
[1]	United States Treasury Note/Bond	0.125%	8/31/23	320,000	308,000
	United States Treasury Note/Bond	0.375%	10/31/23	275,300	263,772
Total U.S. Government and Agency Obligations (Cost $574,197)					571,772
Asset-Backed/Commercial Mortgage-Backed Securities (14.3%)
[2]	Ally Auto Receivables Trust Class A2 Series 2022-2	4.620%	10/15/23	35,500	35,289
[2,3]	American Credit Acceptance Receivables Trust Class A Series 2021-4	0.450%	9/15/25	2,765	2,760
[2,3]	American Credit Acceptance Receivables Trust Class B Series 2021-2	0.680%	5/13/25	845	844
[2,3]	American Credit Acceptance Receivables Trust Class B Series 2021-3	0.660%	2/13/26	10,034	9,981
[2,3]	American Credit Acceptance Receivables Trust Class B Series 2021-4	0.860%	2/13/26	9,200	9,080
[2]	AmeriCredit Automobile Receivables Trust Class A2 Series 2021-2	0.260%	11/18/24	3,710	3,695
[2]	AmeriCredit Automobile Receivables Trust Class A2 Series 2021-3	0.410%	2/18/25	9,957	9,872
[2]	AmeriCredit Automobile Receivables Trust Class A2A Series 2022-2	4.200%	12/18/25	45,610	45,217
[2]	AmeriCredit Automobile Receivables Trust Class A3 Series 2020-2	0.660%	12/18/24	1,453	1,446
[2]	AmeriCredit Automobile Receivables Trust Class A3 Series 2020-3	0.530%	6/18/25	7,056	6,956
[2]	AmeriCredit Automobile Receivables Trust Class A3 Series 2021-1	0.370%	8/18/25	10,346	10,133
[2]	AmeriCredit Automobile Receivables Trust Class A3 Series 2021-2	0.340%	12/18/26	8,320	8,003
[2]	AmeriCredit Automobile Receivables Trust Class B Series 2019-3	2.130%	7/18/25	7,825	7,805
[2]	AmeriCredit Automobile Receivables Trust Class C Series 2018-2	3.590%	6/18/24	514	514
[2]	AmeriCredit Automobile Receivables Trust Class C Series 2020-2	1.480%	2/18/26	2,520	2,404
[2,3]	ARI Fleet Lease Trust Class A2 Series 2021-A	0.370%	3/15/30	5,150	5,037
[2,3]	ARI Fleet Lease Trust Class A2 Series 2022-A	3.120%	1/15/31	3,530	3,447
[2,3]	ARI Fleet Lease Trust Class A3 Series 2022-A	3.430%	1/15/31	1,950	1,854
[2,3]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2017-2A	2.970%	3/20/24	7,792	7,755
[2]	BMW Vehicle Lease Trust Class A2 Series 2022-1	0.670%	5/28/24	12,805	12,671
[2]	BMW Vehicle Owner Trust Class A4 Series 2020-A	0.620%	4/26/27	4,230	4,028
[2,3,4]	Brass No. 10 plc Class A1 Series 10A	0.669%	4/16/69	8,562	8,095

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2,4]	Brazos Higher Education Authority Inc. Class A2 Series 2011-1, 3M USD LIBOR + 0.800%	3.797%	2/25/30	22	22
[2,3]	Canadian Pacer Auto Receivables Trust Class A2A Series 2021-1A	0.240%	10/19/23	1,233	1,229
[2]	Capital One Prime Auto Receivables Trust Class A2 Series 2021-1	0.320%	2/18/25	10,801	10,643
[2]	Capital One Prime Auto Receivables Trust Class A2a Series 2022-2	3.740%	9/15/25	10,780	10,669
[2]	CarMax Auto Owner Trust Class A2 Series 2022-1	0.910%	2/18/25	19,102	18,838
[2]	CarMax Auto Owner Trust Class A2A Series 2021-2	0.270%	6/17/24	663	662
[2]	CarMax Auto Owner Trust Class A2A Series 2021-3	0.290%	9/16/24	4,265	4,230
[2]	CarMax Auto Owner Trust Class A2A Series 2021-4	0.240%	11/15/24	9,512	9,427
[2]	CarMax Auto Owner Trust Class A3 Series 2020-3	0.620%	3/17/25	19,427	19,071
[2]	CarMax Auto Owner Trust Class A3 Series 2022-2	3.490%	2/16/27	3,680	3,575
[2]	CarMax Auto Owner Trust Class A4 Series 2020-3	0.770%	3/16/26	4,660	4,409
[2]	Carvana Auto Receivables Trust Class A2 Series 2021-P3	0.380%	1/10/25	7,221	7,141
[2]	Carvana Auto Receivables Trust Class A3 Series 2022-P1	3.350%	2/10/27	5,700	5,490
[2,3]	Chase Auto Owner Trust Class A2 Series 2022-A	3.860%	10/27/25	14,500	14,342
[2,3]	Chesapeake Funding II LLC Class A1 Series 2019-1A	2.940%	4/15/31	25	25
[2,3]	Chesapeake Funding II LLC Class A1 Series 2020-1A	0.870%	8/15/32	6,775	6,696
[2]	CNH Equipment Trust Class A2 Series 2021-C	0.330%	1/15/25	9,618	9,438
[2]	CNH Equipment Trust Class A2 Series 2022-B	3.940%	12/15/25	8,800	8,703
[2]	CNH Equipment Trust Class A3 Series 2020-A	1.160%	6/16/25	3,712	3,647
[2]	CNH Equipment Trust Class A4 Series 2020-A	1.510%	4/15/27	2,250	2,143
[2]	COMM Mortgage Trust Class A2 Series 2014-CR14	3.147%	2/10/47	26	26
[2]	COMM Mortgage Trust Class ASB Series 2014-CCRE16	3.653%	4/10/47	1,659	1,642
[2,3,4,5]	Connecticut Avenue Securities Trust Class 1M1 Series 2021-R01, SOFR + 0.750%	3.747%	10/25/41	10,612	10,593
[2]	Daimler Trucks Retail Trust Class A2 Series 2022-1	5.070%	9/16/24	12,110	12,072
[2,3]	Dell Equipment Finance Trust Class A2 Series 2021-1	0.330%	5/22/26	4,906	4,884
[2,3]	Dell Equipment Finance Trust Class A2 Series 2021-2	0.330%	12/22/26	8,381	8,234
[2,3]	Dell Equipment Finance Trust Class A2 Series 2022-2	4.030%	7/22/27	14,410	14,229
[2,3]	Dell Equipment Finance Trust Class A3 Series 2020-2	0.570%	10/23/23	12,860	12,689
[2,3]	DLLAA LLC Class A2 Series 2021-1A	0.360%	5/17/24	4,666	4,627
[2,3]	DLLAD LLC Class A2 Series 2021-1A	0.350%	9/20/24	10,305	10,111
[2,3]	Dllmt LLC Class A2 Series 2021-1	0.600%	3/20/24	15,082	14,854
[2,3]	DLLST LLC Class A3 Series 2022-1A	3.400%	1/21/25	11,000	10,707
[2,3]	DLLST LLC Class A4 Series 2022-1A	3.690%	9/20/28	2,810	2,706
[2,3]	Donlen Fleet Lease Funding 2 LLC Class A2 Series 2021-2	0.560%	12/11/34	7,033	6,802
[2]	Drive Auto Receivables Trust Class A3 Series 2021-2	0.350%	3/17/25	6,106	6,095

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Drive Auto Receivables Trust Class A3 Series 2021-3	0.790%	10/15/25	28,840	28,536
[2]	Drive Auto Receivables Trust Class B Series 2021-1	0.650%	7/15/25	4,544	4,531
[2]	Drive Auto Receivables Trust Class C Series 2020-2	2.280%	8/17/26	1,195	1,184
[2]	Drive Auto Receivables Trust Class D Series 2018-5	4.300%	4/15/26	3,167	3,159
[2]	Drive Auto Receivables Trust Class D Series 2019-1	4.090%	6/15/26	762	759
[2]	Drive Auto Receivables Trust Class D Series 2019-4	2.700%	2/16/27	2,109	2,069
[2]	Drive Auto Receivables Trust Class D Series 2020-1	2.700%	5/17/27	2,130	2,085
[2,3]	DT Auto Owner Trust Class A Series 2021-1A	0.350%	1/15/25	203	201
[2,3]	DT Auto Owner Trust Class A Series 2021-2A	0.410%	3/17/25	3,543	3,516
[2,3]	DT Auto Owner Trust Class A Series 2021-3A	0.330%	4/15/25	8,897	8,788
[2,3]	DT Auto Owner Trust Class A Series 2021-4	0.560%	9/15/25	6,949	6,808
[2,3]	DT Auto Owner Trust Class A Series 2022-2A	2.880%	6/15/26	6,760	6,639
[2,3]	Enterprise Fleet Financing LLC Class A2 Series 2020-2	0.610%	7/20/26	9,762	9,471
[2,3]	Enterprise Fleet Financing LLC Class A2 Series 2021-1	0.440%	12/21/26	4,013	3,871
[2,3]	Enterprise Fleet Financing LLC Class A2 Series 2021-2	0.480%	5/20/27	12,673	12,089
[2,3]	Enterprise Fleet Financing LLC Class A2 Series 2021-3	0.770%	8/20/27	11,007	10,488
[2]	Exeter Automobile Receivables Trust Class A3 Series 2021-3A	0.350%	2/18/25	3,546	3,541
[2]	Exeter Automobile Receivables Trust Class A3 Series 2021-4A	0.680%	7/15/25	12,533	12,466
[2]	Exeter Automobile Receivables Trust Class A3 Series 2022-2A	2.800%	11/17/25	18,000	17,752
[2,3,4,5]	Fannie Mae Connecticut Avenue Securities Class 2M1 Series 2021-R02, SOFR + 0.900%	3.897%	11/25/41	18,530	18,050
[2,3]	Flagship Credit Auto Trust Class A Series 2020-3	0.700%	4/15/25	1,198	1,195
[2,3]	Flagship Credit Auto Trust Class A Series 2021-1	0.310%	6/16/25	2,009	1,988
[2,3]	Flagship Credit Auto Trust Class A Series 2021-2	0.370%	12/15/26	9,300	9,153
[2,3]	Flagship Credit Auto Trust Class A Series 2021-3	0.360%	7/15/27	19,141	18,420
[2,3]	Flagship Credit Auto Trust Class A Series 2021-4	0.810%	7/17/26	11,483	11,132
[2]	Ford Credit Auto Lease Trust Class A2 Series 2021-B	0.240%	4/15/24	3,082	3,059
[2]	Ford Credit Auto Lease Trust Class A3 Series 2021-B	0.370%	10/15/24	43,720	42,310
[2]	Ford Credit Auto Lease Trust Class A4 Series 2022-A	3.370%	7/15/25	2,630	2,543
[2]	Ford Credit Auto Lease Trust Class B Series 2020-B	1.000%	11/15/23	3,389	3,383
[2]	Ford Credit Auto Lease Trust Class C Series 2021-A	0.780%	9/15/25	10,450	10,091
[2]	Ford Credit Auto Lease Trust Class C Series 2022-A	4.180%	10/15/25	8,350	8,113
[2,3]	Ford Credit Auto Owner Trust Class A Series 2018-2	3.470%	1/15/30	23,140	22,856
[2,3]	Ford Credit Auto Owner Trust Class A Series 2019-1	3.520%	7/15/30	30,270	29,658
[2]	Ford Credit Auto Owner Trust Class A2A Series 2022-B	3.440%	2/15/25	23,500	23,275
[2]	Ford Credit Auto Owner Trust Class A2A Series 2022-C	4.520%	4/15/25	16,970	16,895

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Ford Credit Auto Owner Trust Class A3 Series 2020-A	1.040%	8/15/24	2,391	2,364
[2]	Ford Credit Auto Owner Trust Class A3 Series 2020-B	0.560%	10/15/24	21,663	21,377
[2]	Ford Credit Auto Owner Trust Class A4 Series 2019-A	2.850%	8/15/24	6,089	6,073
[2]	Ford Credit Auto Owner Trust Class A4 Series 2020-A	1.350%	7/15/25	2,340	2,248
[2]	Ford Credit Auto Owner Trust Class A4 Series 2021-A	0.300%	4/15/24	3,500	3,450
[2]	Ford Credit Floorplan Master Owner Trust A Class C Series 2020-1	1.420%	9/15/25	4,790	4,595
[2]	Ford Credit Floorplan Master Owner Trust Class A Series 2020-1B	0.980%	9/15/25	5,200	4,966
[2]	Ford Credit Floorplan Master Owner Trust Class A1 Series 2020-1	0.700%	9/15/25	52,100	50,050
[2]	Ford Credit Floorplan Master Owner Trust Class D Series 2020-1	2.120%	9/15/25	6,730	6,504
[2,3,4,5]	Freddie Mac STACR REMICS Trust Class M1 Series 2021-DNA6, SOFR30A + 0.800%	3.797%	10/25/41	19,430	18,976
[2,3]	GLS Auto Receivables Issuer Trust Class A Series 2021-3A	0.420%	1/15/25	5,157	5,124
[2,3]	GLS Auto Receivables Issuer Trust Class A Series 2021-4A	0.840%	7/15/25	11,306	11,123
[2,3]	GLS Auto Receivables Trust Class A Series 2021-2A	0.310%	11/15/24	452	451
[2,3]	GLS Auto Receivables Trust Class A Series 2022-1A	1.980%	8/15/25	10,261	10,110
[2]	GM Financial Automobile Leasing Trust Class A3 Series 2020-3	0.450%	8/21/23	888	887
[2]	GM Financial Automobile Leasing Trust Class A3 Series 2021-2	0.340%	5/20/24	33,858	33,315
[2]	GM Financial Automobile Leasing Trust Class A4 Series 2020-2	1.010%	7/22/24	827	826
[2]	GM Financial Automobile Leasing Trust Class A4 Series 2020-3	0.510%	10/21/24	6,440	6,405
[2]	GM Financial Automobile Leasing Trust Class A4 Series 2022-2	3.540%	5/20/26	7,470	7,246
[2]	GM Financial Automobile Leasing Trust Class B Series 2022-2	4.020%	5/20/26	5,250	5,097
[2]	GM Financial Automobile Leasing Trust Class C Series 2020-2	2.560%	7/22/24	1,180	1,169
[2]	GM Financial Automobile Leasing Trust Class D Series 2020-2	3.210%	12/20/24	1,680	1,663
[2]	GM Financial Automobile Leasing Trust Class D Series 2020-3	1.710%	2/20/25	4,760	4,629
[2]	GM Financial Consumer Automobile Receivables Trust Class A2 Series 2022-1	0.760%	2/18/25	13,702	13,460
[2]	GM Financial Consumer Automobile Receivables Trust Class A2a Series 2022-4	4.600%	11/17/25	35,500	35,271
[2]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2020-2	1.490%	12/16/24	5,345	5,278
[2]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2020-2	1.740%	8/18/25	9,000	8,673
[2]	GM Financial Consumer Automobile Receivables Trust Class B Series 2020-3	0.810%	1/16/26	2,100	1,953
[2]	GM Financial Consumer Automobile Receivables Trust Class C Series 2020-3	1.370%	1/16/26	900	840
[2,3]	GMF Floorplan Owner Revolving Trust Class A Series 2020-1	0.680%	8/15/25	10,940	10,560

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2,3]	GMF Floorplan Owner Revolving Trust Class A Series 2020-2	0.690%	10/15/25	29,460	28,191
[2,3]	GMF Floorplan Owner Revolving Trust Class B Series 2020-1	1.030%	8/15/25	1,670	1,610
[2,3]	GMF Floorplan Owner Revolving Trust Class C Series 2020-1	1.480%	8/15/25	1,360	1,303
[2,4]	GS Mortgage Securities Trust Class B Series 2013-GC12	3.777%	6/10/46	4,719	4,639
[2]	Harley-Davidson Motorcycle Trust Class A3 Series 2021-A	0.370%	4/15/26	7,465	7,275
[2]	Harley-Davidson Motorcycle Trust Class A3 Series 2022-A	3.060%	2/15/27	5,660	5,443
[2,3]	Hertz Vehicle Financing III LLC Class A Series 2022-3A	3.370%	3/25/25	14,780	14,309
[2,3]	Hertz Vehicle Financing III LLC Class C Series 2022-3A	4.350%	3/25/25	2,760	2,665
[2]	Honda Auto Receivables Owner Trust Class A2 Series 2022-2	3.810%	3/18/25	9,900	9,790
[2]	Honda Auto Receivables Owner Trust Class A4 Series 2019-4	1.870%	1/20/26	1,900	1,880
[2]	Honda Auto Receivables Owner Trust Class A4 Series 2020-2	1.090%	10/15/26	4,730	4,550
[2]	Honda Auto Receivables Owner Trust Class A4 Series 2020-3	0.460%	4/19/27	10,740	10,184
[2,3]	HPEFS Equipment Trust Class A2 Series 2021-1A	0.270%	3/20/31	2,323	2,318
[2,3]	HPEFS Equipment Trust Class A2 Series 2021-2A	0.300%	9/20/28	5,614	5,575
[2,3]	HPEFS Equipment Trust Class A2 Series 2022-1A	1.020%	5/21/29	13,946	13,672
[2,3]	HPEFS Equipment Trust Class A3 Series 2021-2A	0.360%	9/20/28	10,500	10,181
[2,3]	Hyundai Auto Lease Securitization Trust Class A2 Series 2021-C	0.240%	1/16/24	17,672	17,497
[2,3]	Hyundai Auto Lease Securitization Trust Class A2 Series 2022-A	0.810%	4/15/24	20,749	20,353
[2,3]	Hyundai Auto Lease Securitization Trust Class A3 Series 2020-B	0.510%	9/15/23	5,837	5,820
[2,3]	Hyundai Auto Lease Securitization Trust Class A3 Series 2021-A	0.330%	1/16/24	10,593	10,506
[2,3]	Hyundai Auto Lease Securitization Trust Class A3 Series 2021-B	0.330%	6/17/24	3,970	3,884
[2,3]	Hyundai Auto Lease Securitization Trust Class A4 Series 2020-B	0.580%	6/17/24	5,030	4,979
[2,3]	Hyundai Auto Lease Securitization Trust Class A4 Series 2021-A	0.420%	12/16/24	4,280	4,179
[2]	Hyundai Auto Receivables Trust Class A2 Series 2022-B	3.640%	5/15/25	12,500	12,365
[2]	Hyundai Auto Receivables Trust Class A2A Series 2021-C	0.360%	10/15/24	6,064	5,984
[2]	Hyundai Auto Receivables Trust Class A3 Series 2020-B	0.480%	12/16/24	9,323	9,184
[2]	Hyundai Auto Receivables Trust Class A4 Series 2019-B	2.000%	4/15/25	4,727	4,668
[2]	Hyundai Auto Receivables Trust Class A4 Series 2020-A	1.720%	6/15/26	9,260	8,855
[2]	Hyundai Auto Receivables Trust Class A4 Series 2020-B	0.620%	12/15/25	8,020	7,674
[2]	John Deere Owner Trust Class A2 Series 2022-B	3.730%	6/16/25	13,330	13,176
[2]	John Deere Owner Trust Class A3 Series 2020-B	0.510%	11/15/24	6,792	6,660
[2]	John Deere Owner Trust Class A4 Series 2020-B	0.720%	6/15/27	3,820	3,625
[2,3]	JPMorgan Chase Bank NA - CACLN Class B Series 2021-1	0.875%	9/25/28	10,251	9,877
[2,3]	JPMorgan Chase Bank NA - CACLN Class B Series 2021-2	0.889%	12/26/28	6,312	6,061

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2,3]	JPMorgan Chase Bank NA - CACLN Class B Series 2021-3	0.760%	2/26/29	12,024	11,261
[2,3]	JPMorgan Chase Bank NA - CACLN Class C Series 2020-2	1.139%	2/25/28	904	878
[2,3]	JPMorgan Chase Bank NA - CACLN Class C Series 2021-1	1.024%	9/25/28	6,356	6,115
[2,3]	JPMorgan Chase Bank NA Class B Series 2020-1	0.991%	1/25/28	4,942	4,798
[2,3]	JPMorgan Chase Bank NA Class C Series 2020-1	1.389%	1/25/28	518	507
[2,3]	JPMorgan Chase Bank NA Class D Series 2020-1	1.886%	1/25/28	406	397
[2,3]	Kubota Credit Owner Trust Class A2 Series 2022-2A	4.070%	6/17/25	17,370	17,129
[2,3]	Kubota Credit Owner Trust Class A3 Series 2020-1	1.960%	3/15/24	2,838	2,815
[2,3]	Kubota Credit Owner Trust Class A3 Series 2020-2	0.590%	10/15/24	12,779	12,444
[2,3]	Kubota Credit Owner Trust Class A4 Series 2020-2	0.730%	6/15/26	4,810	4,516
[2,3,4]	Lanark Master Issuer plc Class 1A Series 2020-1A	2.277%	12/22/69	720	719
[2,3]	Master Credit Card Trust II Class A Series 2020-1	1.990%	9/21/24	5,320	5,263
[2]	Mercedes-Benz Auto Lease Trust Class A3 Series 2021-B	0.400%	11/15/24	20,110	19,373
[2]	Mercedes-Benz Auto Lease Trust Class A4 Series 2020-B	0.500%	6/15/26	4,775	4,699
[2,3]	MMAF Equipment Finance LLC Class A2 Series 2020-A	0.740%	4/9/24	3,161	3,118
[2]	Nissan Auto Lease Trust Class A2 Series 2021-A	0.300%	12/15/23	15,163	15,064
[2]	Nissan Auto Lease Trust Class A3 Series 2020-B	0.430%	10/16/23	5,403	5,390
[2]	Nissan Auto Lease Trust Class A4 Series 2020-B	0.490%	1/15/26	6,930	6,840
[2]	Nissan Auto Receivables Owner Trust Class A2 Series 2022-B	4.500%	8/15/25	18,470	18,306
[2]	Nissan Auto Receivables Owner Trust Class A3 Series 2019-B	2.500%	11/15/23	153	153
[2]	Nissan Auto Receivables Owner Trust Class A3 Series 2020-A	1.380%	12/16/24	8,572	8,420
[2]	Nissan Auto Receivables Owner Trust Class A4 Series 2018-C	3.270%	6/16/25	622	621
[2]	Nissan Auto Receivables Owner Trust Class A4 Series 2020-A	1.700%	5/17/27	6,830	6,524
[2]	Nissan Auto Receivables Owner Trust Class A4 Series 2020-B	0.710%	2/16/27	7,030	6,751
[2,3,4]	Pepper Residential Securities Trust Class A1U Series 21A, 1M USD LIBOR + 0.880%	4.292%	1/16/60	704	702
[2,3,4]	Pepper Residential Securities Trust No. 22 Class A1U Series 22A, 1M USD LIBOR + 1.000%	4.489%	6/20/60	1,774	1,766
[2,3,4]	Pepper Residential Securities Trust No. 24 Class A1U Series 24A, 1M USD LIBOR + 0.900%	4.343%	11/18/60	1,663	1,659
[2,3]	PFS Financing Corp. Class A Series 2020-A	1.270%	6/15/25	4,100	3,985
[2,3,4]	RESIMAC Bastille Trust Class A1 Series 2018-1NCA, 1M USD LIBOR + 0.850%	3.993%	12/5/59	1,099	1,097
[2,3,4]	RESIMAC Bastille Trust Class A1B Series 2021-2NCA, SOFR + 0.740%	3.762%	2/3/53	12,681	12,591
[2,3]	RESIMAC Premier Class A1B Series 2020-1	1.274%	2/7/52	2,065	2,063
[2,3]	Santander Bank NA - SBCLN Class B Series 2021-1A	1.833%	12/15/31	9,653	9,255
[2]	Santander Drive Auto Receivables Trust Class A3 Series 2021-3	0.330%	3/17/25	3,095	3,088

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Santander Drive Auto Receivables Trust Class A3 Series 2021-4	0.510%	8/15/25	15,131	15,039
[2]	Santander Drive Auto Receivables Trust Class A3 Series 2022-2	2.980%	10/15/26	8,800	8,586
[2]	Santander Drive Auto Receivables Trust Class A3 Series 2022-3	3.400%	12/15/26	940	912
[2]	Santander Drive Auto Receivables Trust Class A3 Series 2022-4	4.140%	2/16/27	19,480	19,176
[2]	Santander Drive Auto Receivables Trust Class A3 Series 2022-5	4.110%	8/17/26	9,780	9,565
[2]	Santander Drive Auto Receivables Trust Class A3 Series 2022-6	4.490%	11/16/26	1,440	1,417
[2]	Santander Drive Auto Receivables Trust Class B Series 2021-2	0.590%	9/15/25	9,112	9,067
[2]	Santander Drive Auto Receivables Trust Class B Series 2021-3	0.600%	12/15/25	16,000	15,770
[2]	Santander Drive Auto Receivables Trust Class B Series 2022-2	3.440%	9/15/27	10,000	9,491
[2]	Santander Drive Auto Receivables Trust Class C Series 2020-2	1.460%	9/15/25	2,483	2,467
[2]	Santander Drive Auto Receivables Trust Class C Series 2020-3	1.120%	1/15/26	6,798	6,723
[2]	Santander Drive Auto Receivables Trust Class C Series 2021-1	0.750%	2/17/26	7,620	7,470
[2,3]	Santander Retail Auto Lease Trust Class A2 Series 2021-B	0.310%	1/22/24	6,883	6,834
[2,3]	Santander Retail Auto Lease Trust Class A2 Series 2021-C	0.290%	4/22/24	8,518	8,476
[2,3]	Santander Retail Auto Lease Trust Class A3 Series 2021-B	0.510%	8/20/24	22,600	21,636
[2,3]	Santander Retail Auto Lease Trust Class A3 Series 2021-C	0.500%	3/20/25	16,890	16,314
[2,3]	Santander Retail Auto Lease Trust Class A4 Series 2020-B	0.650%	12/20/24	9,950	9,511
[2,3]	Santander Retail Auto Lease Trust Class A4 Series 2022-B	3.330%	10/20/26	4,050	3,871
[2,3]	Santander Retail Auto Lease Trust Class B Series 2022-B	3.850%	3/22/27	4,790	4,575
[2]	Synchrony Card Funding LLC Class A Series 2022-A1	3.370%	4/15/28	11,090	10,687
[2,3]	Tesla Auto Lease Trust Class A2 Series 2021-B	0.360%	9/22/25	19,632	19,118
[2,3]	Tesla Auto Lease Trust Class A3 Series 2020-A	0.680%	12/20/23	7,975	7,919
[2,3]	Tesla Auto Lease Trust Class A4 Series 2020-A	0.780%	12/20/23	1,270	1,257
[2,3]	Tesla Auto Lease Trust Class B Series 2020-A	1.180%	1/22/24	2,080	2,052
[2,3]	Tesla Auto Lease Trust Class C Series 2020-A	1.680%	2/20/24	1,050	1,036
[2,3]	Toyota Auto Loan Extended Note Trust Class A Series 2019-1A	2.560%	11/25/31	860	818
[2]	Toyota Auto Receivables Owner Trust Class A2A Series 2022-C	3.830%	8/15/25	14,320	14,144
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2020-A	1.660%	5/15/24	1,507	1,496
[2]	Toyota Auto Receivables Owner Trust Class A4 Series 2020-B	1.660%	9/15/25	4,460	4,289
[2]	Toyota Auto Receivables Owner Trust Class A4 Series 2020-C	0.570%	10/15/25	7,530	7,099
[2,3]	Toyota Lease Owner Trust Class A2 Series 2021-A	0.270%	9/20/23	95	95
[2,3]	Toyota Lease Owner Trust Class A3 Series 2021-B	0.420%	10/21/24	19,800	19,065
[2]	Usaa Auto Owner Trust Class A2 Series 2022-A	4.600%	2/18/25	27,920	27,752
[2]	Verizon Master Trust Class A1a Series 2022-5	3.720%	7/20/27	4,010	3,932

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Verizon Master Trust Class B Series 2022-1	1.270%	1/20/27	10,135	9,847
[2]	Verizon Master Trust Class B Series 2022-1	1.390%	1/20/27	4,700	4,562
[2]	Verizon Owner Trust Class A Series 2020-B	0.470%	2/20/25	33,025	32,454
[2]	Verizon Owner Trust Class A1A Series 2020-A	1.850%	7/22/24	12,679	12,586
[2]	Verizon Owner Trust Class B Series 2020-A	1.980%	7/22/24	16,280	16,033
[2]	Verizon Owner Trust Class B Series 2020-B	0.680%	2/20/25	13,620	12,976
[2]	Verizon Owner Trust Class C Series 2019-C	2.160%	4/22/24	11,000	10,887
[2]	Verizon Owner Trust Class C Series 2020-A	2.060%	7/22/24	14,500	14,272
[2]	Verizon Owner Trust Class C Series 2020-B	0.830%	2/20/25	21,010	20,065
[2]	Volkswagen Auto Lease Trust Class A2 Series 2022-A	3.020%	10/21/24	19,000	18,697
[2]	Volkswagen Auto Loan Enhanced Trust Class A4 Series 2020-1	1.260%	8/20/26	3,590	3,447
[2,3]	Volvo Financial Equipment LLC Class A3 Series 2020-1A	0.510%	10/15/24	16,050	15,682
[2,3]	Volvo Financial Equipment LLC Class A4 Series 2020-1A	0.600%	3/15/28	4,700	4,395
[2,3]	Westlake Automobile Receivables Trust Class A2A Series 2021-1A	0.390%	10/15/24	6,593	6,553
[2,3]	Westlake Automobile Receivables Trust Class A2A Series 2021-2A	0.320%	4/15/25	9,620	9,489
[2,3]	Westlake Automobile Receivables Trust Class A3 Series 2021-3A	0.950%	6/16/25	32,220	31,288
[2,3]	Westlake Automobile Receivables Trust Class A3 Series 2022-1A	2.420%	7/15/25	28,100	27,219
[2,3]	Wheels Fleet Lease Funding 1 LLC Class A Series 2022-1A	2.470%	10/18/36	3,877	3,762
[2,3]	Wheels SPV 2 LLC Class A2 Series 2020-1A	0.510%	8/20/29	2,947	2,905
[2,3]	Wheels SPV 2 LLC Class A3 Series 2020-1A	0.620%	8/20/29	3,475	3,322
[2]	World Omni Auto Receivables Trust Class A2 Series 2021-D	0.350%	12/16/24	9,814	9,706
[2]	World Omni Auto Receivables Trust Class A2 Series 2022-C	3.730%	3/16/26	8,610	8,495
[2]	World Omni Auto Receivables Trust Class A3 Series 2020-A	1.100%	4/15/25	552	543
[2]	World Omni Automobile Lease Securitization Trust Class A4 Series 2022-A	3.340%	6/15/27	1,200	1,159
[2]	World Omni Automobile Lease Securitization Trust Class B Series 2020-B	0.700%	2/17/26	5,000	4,857
[2]	World Omni Automobile Lease Securitization Trust Class B Series 2022-A	3.670%	6/15/27	3,890	3,762
[2]	World Omni Select Auto Trust Class A2 Series 2021-A	0.290%	2/18/25	5,254	5,229
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $2,220,795)					2,171,404
Corporate Bonds (66.9%)
Communications (2.4%)
	AT&T Inc.	1.700%	3/25/26	20	18
	British Telecommunications plc	4.500%	12/4/23	8,059	7,954
[3]	Cox Communications Inc.	2.950%	6/30/23	43,811	43,331
[3]	Deutsche Telekom International Finance BV	2.485%	9/19/23	5,980	5,836
	Discovery Communications LLC	2.950%	3/20/23	72,549	71,895
	Discovery Communications LLC	3.950%	6/15/25	4,258	4,024
[3]	Magallanes Inc.	3.428%	3/15/24	37,540	36,225
[3]	NTT Finance Corp.	0.583%	3/1/24	45,780	43,075
[3]	Sky Ltd.	3.125%	11/26/22	10,960	10,946
	Sprint Corp.	7.875%	9/15/23	52,105	52,953
	Take-Two Interactive Software Inc.	3.300%	3/28/24	11,250	10,922
	TWDC Enterprises 18 Corp.	2.350%	12/1/22	24,608	24,570
[6]	Verizon Communications Inc.	3.500%	2/17/23	37,630	24,015

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Vodafone Group plc	3.250%	12/13/22	48,840	31,218
[4,6]	Vodafone Group plc, 3M Australian Bank Bill Rate + 1.050%	3.733%	12/13/22	4,970	3,179
					370,161
Consumer Discretionary (5.0%)
	American Honda Finance Corp.	2.050%	1/10/23	15,691	15,618
	American Honda Finance Corp.	1.950%	5/10/23	24,393	24,032
	American Honda Finance Corp.	0.875%	7/7/23	51,135	49,645
	American Honda Finance Corp.	3.450%	7/14/23	1,355	1,340
	American Honda Finance Corp.	0.650%	9/8/23	49,057	47,161
	American Honda Finance Corp.	3.625%	10/10/23	6,493	6,407
	AutoZone Inc.	3.125%	7/15/23	14,980	14,763
[3]	BMW US Capital LLC	3.450%	4/12/23	3,099	3,079
[3]	BMW US Capital LLC	3.150%	4/18/24	10,000	9,730
[3]	Daimler Finance North America LLC	3.350%	2/22/23	3,393	3,377
[3]	Daimler Finance North America LLC	1.750%	3/10/23	17,177	16,981
[3]	Daimler Finance North America LLC	3.700%	5/4/23	400	397
[3]	Daimler Finance North America LLC	3.650%	2/22/24	23,810	23,347
	DR Horton Inc.	4.750%	2/15/23	6,266	6,262
[3]	ERAC USA Finance LLC	2.700%	11/1/23	83,131	80,612
	General Motors Co.	4.875%	10/2/23	500	495
	General Motors Co.	5.400%	10/2/23	20,612	20,531
	General Motors Financial Co. Inc.	3.250%	1/5/23	5,349	5,335
	General Motors Financial Co. Inc.	3.700%	5/9/23	2,898	2,870
	General Motors Financial Co. Inc.	4.250%	5/15/23	37,100	36,864
	General Motors Financial Co. Inc.	4.150%	6/19/23	2,105	2,087
	General Motors Financial Co. Inc.	1.700%	8/18/23	23,095	22,357
	General Motors Financial Co. Inc.	5.100%	1/17/24	1,526	1,513
	Lennar Corp.	4.875%	12/15/23	8,327	8,262
	Lennar Corp.	5.875%	11/15/24	10,641	10,654
	Lowe's Cos. Inc.	3.875%	9/15/23	370	366
	McDonald's Corp.	3.350%	4/1/23	11,375	11,309
[3]	Nissan Motor Acceptance Co. LLC	3.450%	3/15/23	10,885	10,782
[3]	Nissan Motor Co. Ltd.	3.043%	9/15/23	34,851	33,856
	Starbucks Corp.	3.100%	3/1/23	14,493	14,412
	Toyota Motor Credit Corp.	0.400%	4/6/23	35,000	34,348
	Toyota Motor Credit Corp.	0.500%	8/14/23	9,352	9,052
	Toyota Motor Credit Corp.	1.350%	8/25/23	4,901	4,760
	Toyota Motor Credit Corp.	2.500%	3/22/24	46,595	45,053
	Toyota Motor Credit Corp.	4.400%	9/20/24	38,070	37,698
[6]	Volkswagen Financial Services Australia Pty Ltd.	3.100%	4/17/23	32,110	20,419
[3]	Volkswagen Group of America Finance LLC	3.125%	5/12/23	7,673	7,578
[3]	Volkswagen Group of America Finance LLC	4.250%	11/13/23	8,429	8,325
[3]	Volkswagen Group of America Finance LLC	0.875%	11/22/23	110,478	105,211
					756,888
Consumer Staples (1.8%)
[3]	7-Eleven Inc.	0.625%	2/10/23	40,485	39,983
[3]	7-Eleven Inc.	0.800%	2/10/24	23,226	21,910
	Altria Group Inc.	2.950%	5/2/23	2,000	1,977
	Campbell Soup Co.	3.650%	3/15/23	24,646	24,524
[3]	Coca-Cola Europacific Partners plc	0.500%	5/5/23	17,000	16,587
	Conagra Brands Inc.	0.500%	8/11/23	17,500	16,847
	Constellation Brands Inc.	3.600%	5/9/24	14,000	13,709
	Diageo Capital plc	3.500%	9/18/23	4,135	4,077
	Dollar General Corp.	4.250%	9/20/24	20,530	20,174
	GSK Consumer Healthcare Capital US LLC	3.024%	3/24/24	22,450	21,660
[3]	JDE Peet's NV	0.800%	9/24/24	25,000	22,743

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Keurig Dr Pepper Inc.	0.750%	3/15/24	19,043	17,941
	Mondelez International Inc.	2.125%	3/17/24	8,475	8,129
	Philip Morris International Inc.	1.125%	5/1/23	25,000	24,516
	Philip Morris International Inc.	2.125%	5/10/23	1,860	1,834
[3]	Reckitt Benckiser Treasury Services plc	3.625%	9/21/23	434	429
	Reynolds American Inc.	4.850%	9/15/23	437	435
	Walgreens Boots Alliance Inc.	0.950%	11/17/23	19,789	18,922
					276,397
Energy (3.9%)
	Canadian Natural Resources Ltd.	2.950%	1/15/23	26,239	26,121
	ConocoPhillips Co.	2.400%	12/15/22	13,172	13,134
	Ecopetrol SA	5.875%	9/18/23	21,170	20,839
	Enable Midstream Partners LP	3.900%	5/15/24	3,000	2,913
	Enbridge Inc.	4.000%	10/1/23	31,673	31,244
	Enbridge Inc.	0.550%	10/4/23	40,528	38,746
[4]	Enbridge Inc., SOFR + 0.400%	3.129%	2/17/23	20,000	19,930
[4]	Enbridge Inc., SOFR + 0.630%	3.342%	2/16/24	13,390	13,242
	Energy Transfer LP	3.600%	2/1/23	23,465	23,355
	Energy Transfer LP	4.250%	3/15/23	2,262	2,252
	Energy Transfer LP	4.200%	9/15/23	23,114	22,844
	Energy Transfer LP	5.875%	1/15/24	31,556	31,612
	Enterprise Products Operating LLC	3.350%	3/15/23	31,336	31,145
	EOG Resources Inc.	2.625%	3/15/23	51,882	51,461
	Kinder Morgan Energy Partners LP	3.500%	9/1/23	1,482	1,461
	Kinder Morgan Energy Partners LP	4.300%	5/1/24	8,460	8,307
	Kinder Morgan Inc.	3.150%	1/15/23	34,888	34,732
[3]	Kinder Morgan Inc.	5.625%	11/15/23	18,065	18,029
	MPLX LP	4.500%	7/15/23	4,000	3,977
	Phillips 66	3.700%	4/6/23	33,599	33,421
	Phillips 66	0.900%	2/15/24	9,348	8,851
	Pioneer Natural Resources Co.	0.550%	5/15/23	32,382	31,591
	Sabine Pass Liquefaction LLC	5.625%	4/15/23	9,529	9,529
[3]	Saudi Arabian Oil Co.	1.250%	11/24/23	766	736
	Saudi Arabian Oil Co.	1.250%	11/24/23	200	192
	Schlumberger Investment SA	3.650%	12/1/23	8,400	8,282
	Sinopec Group Overseas Development 2013 Ltd.	4.375%	10/17/23	6,090	6,060
[3]	Southern Natural Gas Co. LLC	0.625%	4/28/23	13,500	13,135
	Spectra Energy Partners LP	4.750%	3/15/24	1,129	1,119
	Thai Oil PCL	3.625%	1/23/23	2,520	2,508
	Thaioil Treasury Center Co. Ltd.	3.625%	1/23/23	10,220	10,177
	TotalEnergies Capital International SA	3.700%	1/15/24	2,144	2,110
	TransCanada PipeLines Ltd.	3.750%	10/16/23	20,073	19,752
	Williams Cos. Inc.	4.500%	11/15/23	17,291	17,134
	Williams Cos. Inc.	4.300%	3/4/24	24,174	23,804
					583,745
Financials (31.7%)
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.300%	1/23/23	52,970	52,679
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.500%	9/15/23	29,189	28,670
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.875%	1/16/24	2,400	2,356
[4]	AerCap Ireland Capital DAC / AerCap Global Aviation Trust, SOFR + 0.680%	3.733%	9/29/23	37,100	36,316
[3]	AIG Global Funding	0.800%	7/7/23	16,265	15,821
[3]	AIG Global Funding	0.400%	9/13/23	62,000	59,614
[3]	AIG Global Funding	0.450%	12/8/23	15,000	14,236
	Air Lease Corp.	3.875%	7/3/23	12,623	12,470

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Air Lease Corp.	3.000%	9/15/23	4,243	4,143
	Ally Financial Inc.	3.050%	6/5/23	15,227	14,988
	Ally Financial Inc.	1.450%	10/2/23	91,708	87,974
	Ameriprise Financial Inc.	4.000%	10/15/23	11,775	11,649
	Aon Corp.	2.200%	11/15/22	21,990	21,968
	Aon plc	4.000%	11/27/23	52,277	51,626
[3]	ASB Bank Ltd.	3.750%	6/14/23	3,800	3,769
[3]	Athene Global Funding	2.800%	5/26/23	51,891	51,144
[3]	Athene Global Funding	1.200%	10/13/23	26,054	24,995
[3]	Athene Global Funding	0.950%	1/8/24	52,152	49,158
[4,6]	Australia & New Zealand Banking Group Ltd., 3M Australian Bank Bill Rate + 2.000%	5.029%	7/26/29	2,568	1,647
	Banco Santander SA	2.706%	6/27/24	50,600	48,065
	Banco Santander SA	0.701%	6/30/24	20,000	19,214
[4,6]	Banco Santander SA, 3M Australian Bank Bill Rate + 1.650%	4.612%	1/19/23	6,200	3,967
	Bank of America Corp.	3.004%	12/20/23	66,849	66,606
	Bank of America Corp.	3.550%	3/5/24	82,095	81,403
	Bank of America Corp.	1.486%	5/19/24	19,000	18,566
	Bank of America Corp.	0.523%	6/14/24	20,000	19,305
	Bank of Montreal	0.400%	9/15/23	134,700	129,090
	Bank of Montreal	3.300%	2/5/24	8,420	8,215
	Bank of Montreal	4.250%	9/14/24	37,600	36,814
	Bank of New York Mellon Corp.	2.200%	8/16/23	912	894
	Bank of New York Mellon Corp.	3.650%	2/4/24	2,040	2,005
	Bank of Nova Scotia	1.625%	5/1/23	3,338	3,287
	Bank of Nova Scotia	0.400%	9/15/23	91,465	87,798
	Bank of Nova Scotia	3.400%	2/11/24	8,583	8,386
	Bank of Nova Scotia	2.440%	3/11/24	3,116	3,000
[3]	Banque Federative du Credit Mutuel SA	2.125%	11/21/22	62,997	62,920
[3]	Banque Federative du Credit Mutuel SA	3.750%	7/20/23	132,576	131,038
[4,6]	Barclays plc, 3M Australian Bank Bill Rate + 1.800%	4.553%	6/15/23	14,250	9,131
[3]	BNP Paribas SA	3.500%	3/1/23	23,017	22,865
[4,6]	BNP Paribas SA, 3M Australian Bank Bill Rate + 1.750%	4.552%	12/16/22	5,650	3,615
[3]	BPCE SA	5.700%	10/22/23	12,210	11,966
[4,6]	BPCE SA, 3M Australian Bank Bill Rate + 1.100%	4.129%	4/26/23	9,590	6,142
	Canadian Imperial Bank of Commerce	0.450%	6/22/23	31,610	30,679
	Canadian Imperial Bank of Commerce	3.500%	9/13/23	1,294	1,277
	Canadian Imperial Bank of Commerce	0.500%	12/14/23	5,706	5,414
	Canadian Imperial Bank of Commerce	3.100%	4/2/24	4,521	4,382
	Capital One Bank USA NA	3.375%	2/15/23	59,515	59,243
	Capital One Financial Corp.	3.900%	1/29/24	2,927	2,869
	Charles Schwab Corp.	2.650%	1/25/23	12,978	12,921
	Chubb INA Holdings Inc.	2.875%	11/3/22	12,990	12,990
	Citigroup Inc.	3.500%	5/15/23	1,950	1,933
	Citigroup Inc.	3.875%	10/25/23	20,000	19,748
	Citigroup Inc.	1.678%	5/15/24	29,203	28,562
	Citigroup Inc.	4.044%	6/1/24	91,975	91,017
	Citigroup Inc.	0.776%	10/30/24	13,000	12,290
[3]	Cooperatieve Rabobank UA	2.625%	7/22/24	24,990	23,788
	Cooperatieve Rabobank UA	3.875%	8/22/24	14,065	13,750
	Credit Suisse AG	0.520%	8/9/23	55,305	52,334
	Credit Suisse AG	4.750%	8/9/24	38,654	36,699
[3]	Danske Bank A/S	1.171%	12/8/23	45,475	45,235
	Danske Bank A/S	1.226%	6/22/24	4,760	4,348
	Deutsche Bank AG	3.300%	11/16/22	13,363	13,353

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Discover Bank	3.350%	2/6/23	33,861	33,700
	Discover Bank	4.200%	8/8/23	41,311	40,862
[3]	DNB Bank ASA	2.968%	3/28/25	70,000	66,968
[3]	Equitable Financial Life Global Funding	0.500%	4/6/23	50,950	49,991
[3]	Equitable Financial Life Global Funding	0.500%	11/17/23	1,968	1,871
	Equitable Holdings Inc.	3.900%	4/20/23	46,492	46,249
	Fifth Third Bancorp	4.300%	1/16/24	919	906
	First Republic Bank	1.912%	2/12/24	28,143	27,806
[3]	Five Corners Funding Trust	4.419%	11/15/23	9,989	9,871
[3]	GA Global Funding Trust	1.250%	12/8/23	912	868
[3]	GA Global Funding Trust	1.000%	4/8/24	45,015	41,801
	Goldman Sachs Group Inc.	0.523%	3/8/23	9,000	8,851
[6]	Goldman Sachs Group Inc.	3.600%	5/16/23	11,840	7,533
	Goldman Sachs Group Inc.	1.217%	12/6/23	65,000	62,194
	Goldman Sachs Group Inc.	0.673%	3/8/24	32,400	31,747
	Goldman Sachs Group Inc.	0.925%	10/21/24	54,900	51,960
	Goldman Sachs Group Inc.	5.700%	11/1/24	14,000	13,998
[4,6]	Goldman Sachs Group Inc., 3M Australian Bank Bill Rate + 1.200%	3.503%	5/16/23	2,800	1,792
[3]	Guardian Life Global Funding	3.400%	4/25/23	18,931	18,791
	HSBC Holdings plc	3.033%	11/22/23	10,000	9,990
[6]	HSBC Holdings plc	3.350%	2/16/24	29,487	18,760
	HSBC Holdings plc	3.950%	5/18/24	90,623	89,126
	HSBC Holdings plc	0.732%	8/17/24	38,760	36,727
	HSBC Holdings plc	1.162%	11/22/24	26,200	24,585
[4,6]	HSBC Holdings plc, 3M Australian Bank Bill Rate + 1.100%	3.404%	2/16/24	8,436	5,385
	Huntington National Bank	3.550%	10/6/23	25,260	24,871
	Jackson Financial Inc.	1.125%	11/22/23	15,474	14,779
[3]	Jackson National Life Global Funding	3.250%	1/30/24	982	953
	JPMorgan Chase & Co.	3.200%	1/25/23	8,900	8,873
	JPMorgan Chase & Co.	0.697%	3/16/24	10,000	9,803
	JPMorgan Chase & Co.	1.514%	6/1/24	53,139	51,885
	JPMorgan Chase & Co.	4.023%	12/5/24	50,000	49,100
	KeyBank NA	0.423%	1/3/24	8,330	8,256
	Legg Mason Inc.	3.950%	7/15/24	10,000	9,751
[3]	Liberty Mutual Group Inc.	4.250%	6/15/23	7,000	6,928
	Lincoln National Corp.	4.000%	9/1/23	4,168	4,137
[6]	Lloyds Banking Group plc	3.650%	3/20/23	8,970	5,715
	Lloyds Banking Group plc	4.050%	8/16/23	84,479	83,487
	Lloyds Banking Group plc	2.907%	11/7/23	24,800	24,787
[6]	Lloyds Banking Group plc	3.900%	11/23/23	8,880	5,592
	Lloyds Banking Group plc	0.695%	5/11/24	77,785	75,463
	Loews Corp.	2.625%	5/15/23	3,000	2,961
[3]	Macquarie Group Ltd.	3.189%	11/28/23	19,113	19,075
	Marsh & McLennan Cos. Inc.	4.050%	10/15/23	5,058	4,989
	Marsh & McLennan Cos. Inc.	3.875%	3/15/24	22,940	22,535
[3]	MassMutual Global Funding II	0.850%	6/9/23	44,362	43,289
[3]	MassMutual Global Funding II	0.480%	8/28/23	65,560	63,046
	MetLife Inc.	4.368%	9/15/23	2,150	2,137
[3]	Metropolitan Life Global Funding I	3.000%	1/10/23	5,692	5,676
[3]	Metropolitan Life Global Funding I	1.950%	1/13/23	22,000	21,880
[3]	Metropolitan Life Global Funding I	0.900%	6/8/23	54,346	53,026
[3]	Metropolitan Life Global Funding I	0.400%	1/7/24	37,342	35,295
[3]	Metropolitan Life Global Funding I	3.600%	1/11/24	1,635	1,604
	Mitsubishi UFJ Financial Group Inc.	3.455%	3/2/23	18,250	18,167
	Mitsubishi UFJ Financial Group Inc.	3.761%	7/26/23	57,929	57,225
	Mitsubishi UFJ Financial Group Inc.	2.527%	9/13/23	1,131	1,104

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mitsubishi UFJ Financial Group Inc.	3.407%	3/7/24	31,200	30,341
	Mitsubishi UFJ Financial Group Inc.	0.848%	9/15/24	35,185	33,572
	Mizuho Financial Group Inc.	3.549%	3/5/23	5,500	5,475
	Mizuho Financial Group Inc.	1.241%	7/10/24	47,611	46,050
	Morgan Stanley	4.875%	11/1/22	59,824	59,824
	Morgan Stanley	4.100%	5/22/23	11,136	11,081
	Morgan Stanley	0.560%	11/10/23	22,323	22,301
	Morgan Stanley	0.529%	1/25/24	78,994	77,820
	Morgan Stanley	0.731%	4/5/24	15,395	15,022
	Morgan Stanley	3.737%	4/24/24	10,000	9,900
[3]	MUFG Bank Ltd.	3.200%	2/26/23	7,960	7,915
[3]	MUFG Bank Ltd.	4.100%	9/9/23	1,520	1,504
	Nasdaq Inc.	0.445%	12/21/22	10,613	10,536
	National Bank of Canada	2.100%	2/1/23	40,826	40,535
[3]	Nationwide Building Society	2.000%	1/27/23	53,975	53,560
	NatWest Group plc	3.875%	9/12/23	8,000	7,881
[3]	New York Life Global Funding	1.100%	5/5/23	12,170	11,932
[3]	New York Life Global Funding	0.550%	4/26/24	350	327
[3]	Nordea Bank Abp	3.750%	8/30/23	29,322	28,886
	Nordea Bank Abp	3.750%	8/30/23	12,061	11,882
[3]	Penske Truck Leasing Co. LP / PTL Finance Corp.	2.700%	3/14/23	8,986	8,895
[3]	Penske Truck Leasing Co. LP / PTL Finance Corp.	4.125%	8/1/23	4,472	4,418
[3]	Penske Truck Leasing Co. LP / PTL Finance Corp.	3.900%	2/1/24	747	729
	PNC Bank NA	2.700%	11/1/22	18,577	18,577
	PNC Bank NA	3.800%	7/25/23	24,865	24,619
	PNC Financial Services Group Inc.	3.500%	1/23/24	6,614	6,495
	PNC Financial Services Group Inc.	3.900%	4/29/24	6,978	6,829
[3]	Pricoa Global Funding I	3.450%	9/1/23	23,536	23,226
	Principal Financial Group Inc.	3.125%	5/15/23	6,641	6,570
[3]	Principal Life Global Funding II	0.500%	1/8/24	11,096	10,498
[3]	Protective Life Global Funding	0.502%	4/12/23	4,360	4,271
[3]	Protective Life Global Funding	1.082%	6/9/23	13,690	13,340
[3]	Protective Life Global Funding	0.391%	7/7/23	31,000	30,025
[3]	Protective Life Global Funding	0.631%	10/13/23	4,426	4,234
	Protective Life Global Funding	0.631%	10/13/23	12,200	11,671
[3]	Protective Life Global Funding	0.473%	1/12/24	8,281	7,800
	Reinsurance Group of America Inc.	4.700%	9/15/23	1,454	1,451
[3]	Reliance Standard Life Global Funding II	2.150%	1/21/23	19,915	19,771
[3]	Reliance Standard Life Global Funding II	3.850%	9/19/23	44,405	43,688
	Royal Bank of Canada	3.700%	10/5/23	29,530	29,110
	Royal Bank of Canada	0.425%	1/19/24	15,542	14,664
	Royal Bank of Canada	3.970%	7/26/24	136,775	133,653
	Santander Holdings USA Inc.	3.400%	1/18/23	2,781	2,774
[3]	Santander UK plc	5.000%	11/7/23	11,303	11,117
[3]	Skandinaviska Enskilda Banken AB	2.200%	12/12/22	19,750	19,695
[3]	Skandinaviska Enskilda Banken AB	0.550%	9/1/23	84,452	81,110
[3]	Standard Chartered plc	0.991%	1/12/25	35,000	32,530
	State Bank of India	4.500%	9/28/23	6,550	6,493
	State Street Corp.	3.100%	5/15/23	12,950	12,827
	State Street Corp.	3.700%	11/20/23	1,126	1,112
	Sumitomo Mitsui Banking Corp.	3.950%	1/10/24	1,910	1,876
[4,6]	Sumitomo Mitsui Banking Corp., 3M Australian Bank Bill Rate + 0.730%	3.163%	11/29/22	8,750	5,595
	Sumitomo Mitsui Financial Group Inc.	3.102%	1/17/23	40,000	39,862
[6]	Sumitomo Mitsui Financial Group Inc.	3.604%	3/7/23	16,380	10,448
	Sumitomo Mitsui Financial Group Inc.	3.748%	7/19/23	27,382	27,070
	Sumitomo Mitsui Financial Group Inc.	3.936%	10/16/23	4,912	4,843
	Sumitomo Mitsui Financial Group Inc.	0.508%	1/12/24	1,598	1,505

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Sumitomo Mitsui Trust Bank Ltd.	0.800%	9/12/23	22,300	21,430
[3]	Sumitomo Mitsui Trust Bank Ltd.	0.850%	3/25/24	1,160	1,086
[3]	Swedbank AB	1.300%	6/2/23	17,950	17,542
	Toronto-Dominion Bank	0.750%	6/12/23	19,426	18,895
	Toronto-Dominion Bank	0.450%	9/11/23	2,400	2,300
	Toronto-Dominion Bank	4.285%	9/13/24	44,000	43,114
[3]	UBS Group AG	1.008%	7/30/24	35,445	34,153
	US Bancorp	3.375%	2/5/24	18,686	18,305
[3]	USAA Capital Corp.	1.500%	5/1/23	2,548	2,503
	Wells Fargo & Co.	4.125%	8/15/23	8,000	7,943
	Wells Fargo & Co.	3.750%	1/24/24	84,919	83,507
	Wells Fargo & Co.	1.654%	6/2/24	106,159	103,706
[4,6]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 1.800%	4.705%	6/22/28	41,700	26,667
	Willis North America Inc.	3.600%	5/15/24	10,566	10,224
					4,802,178
Health Care (6.3%)
	AbbVie Inc.	2.300%	11/21/22	34,891	34,847
	Aetna Inc.	2.800%	6/15/23	33,028	32,548
	AmerisourceBergen Corp.	0.737%	3/15/23	31,363	30,856
	Amgen Inc.	2.250%	8/19/23	17,000	16,629
	Anthem Inc.	2.950%	12/1/22	11,600	11,586
	Anthem Inc.	3.300%	1/15/23	38,155	38,034
	Anthem Inc.	3.500%	8/15/24	10,791	10,486
	Astrazeneca Finance LLC	0.700%	5/28/24	22,765	21,267
	Baxter International Inc.	0.868%	12/1/23	1,567	1,496
[4]	Baxter International Inc., SOFR + 0.260%	3.113%	12/1/23	42,000	41,603
[3]	Bayer US Finance II LLC	3.875%	12/15/23	21,047	20,674
	Bristol-Myers Squibb Co.	0.537%	11/13/23	35,175	33,638
	Cardinal Health Inc.	3.200%	3/15/23	5,299	5,259
	Cigna Corp.	3.050%	11/30/22	29,047	29,013
	Cigna Corp.	3.750%	7/15/23	40,501	40,137
	Cigna Corp.	0.613%	3/15/24	6,000	5,649
	DH Europe Finance II Sarl	2.050%	11/15/22	77,443	77,371
	Gilead Sciences Inc.	2.500%	9/1/23	2,400	2,348
	Gilead Sciences Inc.	0.750%	9/29/23	27,517	26,481
	Humana Inc.	3.150%	12/1/22	25,110	25,087
	Humana Inc.	2.900%	12/15/22	62,131	61,961
	Illumina Inc.	0.550%	3/23/23	28,917	28,381
	McKesson Corp.	2.700%	12/15/22	7,947	7,926
	McKesson Corp.	2.850%	3/15/23	16,990	16,871
[3]	Mylan Inc.	3.125%	1/15/23	20,916	20,798
	Mylan Inc.	4.200%	11/29/23	9,000	8,830
	PerkinElmer Inc.	0.550%	9/15/23	45,880	44,094
	Royalty Pharma plc	0.750%	9/2/23	75,299	72,366
	Shire Acquisitions Investments Ireland DAC	2.875%	9/23/23	861	842
	Stryker Corp.	0.600%	12/1/23	25,000	23,832
	Takeda Pharmaceutical Co. Ltd.	4.400%	11/26/23	24,286	24,046
	Thermo Fisher Scientific Inc.	0.797%	10/18/23	40,432	38,808
[4]	Thermo Fisher Scientific Inc., SOFR + 0.350%	3.409%	4/18/23	80,000	79,940
	UnitedHealth Group Inc.	3.500%	6/15/23	1,624	1,612
	Zoetis Inc.	3.250%	2/1/23	22,224	22,121
					957,437
Industrials (2.2%)
	Boeing Co.	1.167%	2/4/23	44,000	43,486
	Boeing Co.	4.508%	5/1/23	37,881	37,808
	Boeing Co.	1.433%	2/4/24	3,211	3,046

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Burlington Northern Santa Fe LLC	3.850%	9/1/23	3,908	3,867
	CNH Industrial Capital LLC	1.950%	7/2/23	24,675	24,099
	CNH Industrial Capital LLC	4.200%	1/15/24	1,981	1,949
	CNH Industrial NV	4.500%	8/15/23	1,414	1,403
	Cummins Inc.	3.650%	10/1/23	422	417
[3]	Daimler Trucks Finance North America LLC	1.125%	12/14/23	12,235	11,658
	Huntington Ingalls Industries Inc.	0.670%	8/16/23	30,454	29,322
	John Deere Capital Corp.	4.550%	10/11/24	44,660	44,436
	L3Harris Technologies Inc.	3.850%	6/15/23	22,215	22,005
	Norfolk Southern Corp.	3.850%	1/15/24	3,104	3,058
	Northrop Grumman Corp.	3.250%	8/1/23	7,654	7,549
[6]	QPH Finance Co. Pty Ltd.	3.750%	6/7/23	9,520	6,070
	Quanta Services Inc.	0.950%	10/1/24	5,565	5,058
	Rockwell Automation Inc.	0.350%	8/15/23	29,100	28,046
	Ryder System Inc.	3.875%	12/1/23	17,810	17,530
	Ryder System Inc.	3.650%	3/18/24	3,430	3,349
	Union Pacific Corp.	2.950%	1/15/23	23,297	23,223
	Union Pacific Corp.	3.500%	6/8/23	8,264	8,194
[2,7]	US Airways Series 2001-1C Pass Through Trust	7.346%	9/20/23	16	16
[6]	WSO Finance Pty Ltd.	3.500%	7/14/23	8,460	5,377
					330,966
Materials (2.5%)
	Berry Global Inc.	0.950%	2/15/24	5,500	5,178
	Carlisle Cos. Inc.	0.550%	9/1/23	25,470	24,482
	Celanese US Holdings LLC	3.500%	5/8/24	2,930	2,807
	Celanese US Holdings LLC	5.900%	7/5/24	8,030	7,891
[3]	Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP	3.300%	5/1/23	42,811	42,429
	DuPont de Nemours Inc.	4.205%	11/15/23	18,701	18,502
	Georgia-Pacific LLC	8.000%	1/15/24	14,119	14,582
	Indonesia Asahan Aluminium Persero PT	5.710%	11/15/23	35,874	35,812
	LYB International Finance BV	4.000%	7/15/23	30,972	30,617
	Martin Marietta Materials Inc.	0.650%	7/15/23	15,000	14,512
	Mosaic Co.	4.250%	11/15/23	79,586	78,746
	Nutrien Ltd.	1.900%	5/13/23	61,551	60,457
	PPG Industries Inc.	3.200%	3/15/23	7,000	6,929
	Sherwin-Williams Co.	4.050%	8/8/24	29,090	28,550
					371,494
Real Estate (3.0%)
	American Tower Corp.	3.500%	1/31/23	1,230	1,226
	American Tower Corp.	3.000%	6/15/23	69,108	68,120
	AvalonBay Communities Inc.	2.850%	3/15/23	17,450	17,286
	AvalonBay Communities Inc.	4.200%	12/15/23	25,272	25,037
	Boston Properties LP	3.125%	9/1/23	61,231	59,987
	Boston Properties LP	3.800%	2/1/24	7,472	7,282
	Camden Property Trust	2.950%	12/15/22	41,799	41,677
	Camden Property Trust	4.875%	6/15/23	2,831	2,824
	Crown Castle International Corp.	3.150%	7/15/23	47,048	46,322
	Essex Portfolio LP	3.250%	5/1/23	8,470	8,389
	Essex Portfolio LP	3.875%	5/1/24	1,050	1,024
	Federal Realty Investment Trust	2.750%	6/1/23	1,800	1,776
	Federal Realty Investment Trust	3.950%	1/15/24	22,984	22,551
[6]	General Property Trust Co.	3.591%	11/7/23	20,520	13,003
	Mid-America Apartments LP	4.300%	10/15/23	29,100	28,769
	Omega Healthcare Investors Inc.	4.375%	8/1/23	6,246	6,184
[4]	Public Storage, SOFR + 0.470%	3.529%	4/23/24	8,845	8,776
	Realty Income Corp.	4.600%	2/6/24	24,820	24,644

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Shopping Centres Australasia Property Group	3.900%	6/7/24	8,560	5,390
	Simon Property Group LP	2.750%	6/1/23	17,465	17,213
	Simon Property Group LP	3.750%	2/1/24	15,895	15,601
	Ventas Realty LP	3.500%	4/15/24	10,040	9,743
	Ventas Realty LP	3.750%	5/1/24	5,000	4,859
	Welltower Inc.	4.500%	1/15/24	9,995	9,873
	Welltower Inc.	3.625%	3/15/24	1,495	1,453
					449,009
Technology (2.0%)
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.625%	1/15/24	17,246	16,893
	Dell International LLC / EMC Corp.	5.450%	6/15/23	6,619	6,609
	Equifax Inc.	3.950%	6/15/23	2,175	2,155
	Fidelity National Information Services Inc.	0.375%	3/1/23	50,000	49,250
	Global Payments Inc.	3.750%	6/1/23	8,895	8,805
	Hewlett Packard Enterprise Co.	4.450%	10/2/23	2,400	2,382
[6]	Intel Corp.	4.000%	12/1/22	29,460	18,849
	Oracle Corp.	3.625%	7/15/23	4,101	4,057
	Oracle Corp.	2.400%	9/15/23	68,376	66,691
	Roper Technologies Inc.	3.650%	9/15/23	3,087	3,046
	Skyworks Solutions Inc.	0.900%	6/1/23	80,121	77,790
	Teledyne Technologies Inc.	0.650%	4/1/23	550	539
	VMware Inc.	0.600%	8/15/23	47,966	46,181
					303,247
Utilities (6.1%)
	Abu Dhabi National Energy Co. PJSC	3.875%	5/6/24	10,100	9,883
	American Electric Power Co. Inc.	0.750%	11/1/23	10,000	9,551
	Atmos Energy Corp.	0.625%	3/9/23	9,260	9,126
	Baltimore Gas and Electric Co.	3.350%	7/1/23	7,592	7,513
	Berkshire Hathaway Energy Co.	3.750%	11/15/23	2,400	2,371
	Black Hills Corp.	1.037%	8/23/24	9,000	8,323
	CenterPoint Energy Inc.	2.500%	9/1/24	5,182	4,906
	CenterPoint Energy Resources Corp.	0.700%	3/2/23	35,798	35,274
	Consolidated Edison Inc.	0.650%	12/1/23	34,357	32,795
	Delmarva Power & Light Co.	3.500%	11/15/23	1,616	1,589
[3]	Dominion Energy Inc.	2.450%	1/15/23	69,850	69,441
[4]	Dominion Energy Inc., 3M USD LIBOR + 0.530%	3.823%	9/15/23	6,090	6,068
	DTE Energy Co.	0.550%	11/1/22	60,220	60,220
	DTE Energy Co.	2.250%	11/1/22	25,900	25,900
	Duke Energy Corp.	3.950%	10/15/23	33,885	33,492
	Duke Energy Progress LLC	3.375%	9/1/23	9,129	8,991
	Eastern Energy Gas Holdings LLC	3.550%	11/1/23	14,553	14,323
	Edison International	2.950%	3/15/23	2,023	2,004
	Entergy Louisiana LLC	0.620%	11/17/23	26,286	25,033
	Eversource Energy	2.800%	5/1/23	44,715	44,180
	Eversource Energy	3.800%	12/1/23	278	273
[4]	Eversource Energy, SOFR + 0.250%	2.941%	8/15/23	32,600	32,353
	MidAmerican Energy Co.	3.700%	9/15/23	11,121	11,120
	NextEra Energy Capital Holdings Inc.	0.650%	3/1/23	53,300	52,576
[4]	NextEra Energy Capital Holdings Inc., 3M USD LIBOR + 0.270%	3.254%	2/22/23	40,000	39,911
[4]	NextEra Energy Capital Holdings Inc., SOFR + 0.400%	3.012%	11/3/23	37,700	37,274
	Oklahoma Gas and Electric Co.	0.553%	5/26/23	352	343
	ONE Gas Inc.	0.850%	3/11/23	16,250	16,019
	Public Service Electric and Gas Co.	2.375%	5/15/23	4,214	4,151
	Public Service Enterprise Group Inc.	2.650%	11/15/22	78,040	77,960

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Public Service Enterprise Group Inc.	0.841%	11/8/23	2,174	2,072
	Southern California Edison Co.	0.700%	4/3/23	20,000	19,634
	Southern California Edison Co.	0.700%	8/1/23	2,150	2,078
	Southern California Edison Co.	3.500%	10/1/23	11,154	10,954
	Southern Co.	2.950%	7/1/23	9,635	9,477
	Southern Co.	4.475%	8/1/24	14,950	14,672
	Southern Co. Gas Capital Corp.	2.450%	10/1/23	16,325	15,897
	State Grid Overseas Investment 2013 Ltd.	3.125%	5/22/23	17,729	17,562
[3]	State Grid Overseas Investment BVI Ltd.	3.750%	5/2/23	32,647	32,469
[6]	United Energy Distribution Pty Ltd.	3.500%	9/12/23	25,140	15,957
	Virginia Electric and Power Co.	2.750%	3/15/23	30,143	29,884
	WEC Energy Group Inc.	0.550%	9/15/23	59,410	57,012
	Xcel Energy Inc.	0.500%	10/15/23	21,795	20,811
					931,442
Total Corporate Bonds (Cost $10,387,268)					10,132,964
Sovereign Bonds (2.6%)
[6]	Airservices Australia	2.750%	5/15/23	6,290	4,000
	APICORP Sukuk Ltd.	3.141%	11/1/22	40,788	40,788
	Corp. Andina de Fomento	2.375%	5/12/23	10,000	9,850
	Development Bank of Kazakhstan JSC	4.125%	12/10/22	2,115	2,114
	Export-Import Bank of India	4.000%	1/14/23	28,218	28,142
	Kingdom of Morocco	4.250%	12/11/22	1,800	1,796
[8]	Korea Monetary Stabilization Bond	3.050%	7/9/23	80,000,000	55,891
[8]	Korea Monetary Stabilization Bond	3.310%	9/9/23	181,000,000	126,383
	Perusahaan Penerbit SBSN Indonesia III	3.300%	11/21/22	19,409	19,372
	Republic of Colombia	2.625%	3/15/23	31,180	30,686
	Republic of Croatia	5.500%	4/4/23	10,662	10,685
	Republic of Hungary	5.375%	2/21/23	23,702	23,690
	Republic of Hungary	5.750%	11/22/23	8,000	7,985
	Republic of Hungary	5.375%	3/25/24	4,270	4,229
	Republic of Indonesia	2.950%	1/11/23	2,500	2,488
	Republic of Panama	4.000%	9/22/24	13,047	12,658
	Romania	4.375%	8/22/23	13,860	13,783
Total Sovereign Bonds (Cost $406,555)					394,540
				Shares
Temporary Cash Investments (13.3%)
Money Market Fund (2.0%)
[9]	Vanguard Market Liquidity Fund	3.117%		3,156,881	315,625
			Maturity Date	Face Amount ($000)
Commercial Paper (0.5%)
	Raytheon Technologies Corp.	3.797%	12/1/22	9,000	8,971
	Raytheon Technologies Corp.	3.691%	12/19/22	6,600	6,564
	Raytheon Technologies Corp.	3.861%	12/30/22	59,600	59,186
					74,721
U.S. Government and Agency Obligations (10.8%)
	United States Treasury Bill	2.619%	9/7/23	300,000	288,737

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
United States Treasury Bill	3.615%	10/5/23	1,405,400	1,346,220
				1,634,957
Total Temporary Cash Investments (Cost $2,034,151)				2,025,303
Total Investments (100.9%) (Cost $15,622,966)				15,295,983
Other Assets and Liabilities—Net (-0.9%)				(141,459)
Net Assets (100%)				15,154,524
Cost is in $000.
1	Securities with a value of $7,067,000 have been segregated as initial margin for open futures contracts.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2022, the aggregate value was $3,122,874,000, representing 20.6% of net assets.
4	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
5	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6	Face amount denominated in Australian dollars.
7	Security value determined using significant unobservable inputs.
8	Face amount denominated in Korean won.
9	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
1M—1-month.
3M—3-month.
DAC—Designated Activity Company.
LIBOR—London Interbank Offered Rate.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR—Secured Overnight Financing Rate.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
USD—U.S. dollar.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	December 2022	8,509	1,739,093	(9,267)

Short Futures Contracts
5-Year U.S. Treasury Note	December 2022	(274)	(29,207)	1,124
AUD 3-Year Treasury Bond	December 2022	(959)	(65,964)	141
				1,265
				(8,002)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Credit Agricole CIB	11/2/22	AUD	201,739	USD	129,577	—	(528)
State Street Bank & Trust Co.	11/2/22	AUD	962	USD	622	—	(6)
Bank of America, N.A.	11/2/22	AUD	939	USD	593	8	—
JPMorgan Chase Bank, N.A.	11/2/22	AUD	553	USD	351	3	—
Royal Bank of Canada	11/2/22	AUD	510	USD	342	—	(16)
Bank of New York	11/2/22	AUD	449	USD	297	—	(10)
Toronto-Dominion Bank	11/2/22	AUD	442	USD	279	4	—
Bank of Montreal	11/2/22	AUD	324	USD	217	—	(10)
Citibank, N.A.	11/2/22	AUD	215	USD	144	—	(7)
Standard Chartered Bank	11/2/22	AUD	197	USD	124	2	—
State Street Bank & Trust Co.	11/2/22	AUD	142	USD	90	1	—
State Street Bank & Trust Co.	11/2/22	EUR	34	USD	34	—	—
Standard Chartered Bank	12/13/22	EUR	34	USD	34	—	—
State Street Bank & Trust Co.	11/2/22	GBP	2	USD	3	—	—
Bank of America, N.A.	12/13/22	GBP	2	USD	3	—	—
Credit Agricole CIB	12/13/22	USD	129,719	AUD	201,739	497	—
Standard Chartered Bank	11/2/22	USD	127,025	AUD	189,024	6,109	—
Credit Agricole CIB	11/2/22	USD	126,852	AUD	188,269	6,419	—
Citibank, N.A.	12/13/22	USD	64,683	AUD	101,180	—	(127)
Royal Bank of Canada	12/13/22	USD	64,414	AUD	100,869	—	(197)
JPMorgan Chase Bank, N.A.	11/2/22	USD	12,956	AUD	20,465	—	(136)
BNP Paribas	11/2/22	USD	5,463	AUD	8,710	—	(109)
Bank of Montreal	11/2/22	USD	724	AUD	1,122	7	—
State Street Bank & Trust Co.	11/2/22	USD	405	AUD	619	9	—
Bank of America, N.A.	12/14/22	USD	269	AUD	421	—	—
State Street Bank & Trust Co.	12/13/22	USD	229	AUD	352	3	—
Bank of Montreal	12/13/22	USD	184	AUD	287	—	—
Standard Chartered Bank	11/2/22	USD	34	EUR	34	—	—
Bank of America, N.A.	11/2/22	USD	3	GBP	2	—	—
JPMorgan Chase Bank, N.A.	7/10/23	USD	111,153	KRW	152,000,000	3,235	—
Barclays Bank plc	7/10/23	USD	60,935	KRW	80,000,000	4,135	—
BNP Paribas	7/10/23	USD	27,783	KRW	38,000,000	803	—
						21,235	(1,146)
AUD—Australian dollar.
EUR—euro.
GBP—British pound.
KRW—Korean won.
USD—U.S. dollar.
At October 31, 2022, the counterparties had deposited in segregated accounts securities with a value of $14,097,000 and cash of $6,200,000 in connection with open forward currency contracts.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into centrally cleared credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
F.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of October 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	571,772	—	571,772
Asset-Backed/Commercial Mortgage-Backed Securities	—	2,171,404	—	2,171,404
Corporate Bonds	—	10,132,948	16	10,132,964
Sovereign Bonds	—	394,540	—	394,540
Temporary Cash Investments	315,625	1,709,678	—	2,025,303
Total	315,625	14,980,342	16	15,295,983
Derivative Financial Instruments
Assets
Futures Contracts[1]	1,265	—	—	1,265
Forward Currency Contracts	—	21,235	—	21,235
Total	1,265	21,235	—	22,500
Liabilities
Futures Contracts[1]	9,267	—	—	9,267
Forward Currency Contracts	—	1,146	—	1,146
Total	9,267	1,146	—	10,413
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.